SEC FILE NUMBER: 000-33315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12B-25

NOTIFICATION OF LATE FILING

☒ Form 10-K or 10-KSB	☐ Form 20-F	☐ Form 11-K
☐ Form 10-Q or 10-QSB	☐ Form N-SAR	☐ Form N-CSR
For Period Ended: DECEMBER 31, 2007

☐ Transition Report on Form 10-K or 10-KSB	☐ Transition Report on Form 10-Q or 10-QSB
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K
For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which notification relates:

PART I.

REGISTRANT INFORMATION

Full name of registrant: KNOBIAS, INC

Address of principal executive office: 875 NORTHPARK DRIVE, BLDG 2, SUITE 500

City, state and zip code: RIDGELAND, MISSISSIPPI 39157

PART II.

RULE 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒ (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒ (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or 10-QSB, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐ (c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III.

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.

The Company is unable to file its Annual Report on Form 10-KSB for the year ended December 31, 2007, on March 31, 2007 prior to 5:30 p.m. EST. The cause of the delay is primarily related to the Company’s recent recapitalization and restructuring which included a total change in Company management and the difficulty of new management accessing necessary information in a timely manner. The Company fully expects to be able to file its Annual Report on Form 10-KSB for the year ended December 31, 2007, on or before the 15th calendar day following the prescribed due date.

PART IV.

OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

DON BERNARD	914-495-3100
(Name)	(Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes ☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes ☒No

KNOBIAS, INC

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

KNOBIAS, INC.

Date: March 31, 2008

By: /s/ STEVEN B.LORD
Steven B. Lord
President, Chief Executive Officer